Inventories - Additional Information (Details) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2023	May 31, 2022	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Inventories
Inventories recognized as an expense	$ 401,021	$ 890,649	$ 2,258,376	$ 2,079,821	$ 4,065,381	$ 1,909,606	$ 812,783
Cost of sales including depreciation	$ 4,273	$ 188,152	$ 318,398	$ 544,462	$ 687,023	$ 232,195	$ 142,336